Consolidated Statements of Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Equity (deficit), beginning at Dec. 31, 2010	$ (247,585)	$ 61,583	$ 620	$ 1,065,377	$ (1,328,987)	$ (46,178)
Common stock, shares - beginning at Dec. 31, 2010			62,027,184
Preferred stock, shares - beginning at Dec. 31, 2010		2,463,321
Dividends declared	(48,784)				(48,784)
Issuance of common stock	210,847		432	210,415
Issuance of common stock, shares			43,153,825
Deconsolidation of CDO:
Unrealized gain on securities	(8,026)					(8,026)
Unrealized loss on derivatives designated as cash flow hedges	18,353					18,353
Net income	304,519				304,519
Other comprehensive income (loss)	(37,235)					(37,235)
Equity (deficit), ending at Dec. 31, 2011	192,089	61,583	1,052	1,275,792	(1,073,252)	(73,086)
Common stock, shares - ending at Dec. 31, 2011			105,181,009
Preferred stock, shares outstanding at Dec. 31, 2011		2,463,321
Dividends declared	(131,953)				(131,953)
Issuance of common stock	434,964		673	434,291
Issuance of common stock, shares	67,344,636		67,344,636
Deconsolidation of CDO:
Unrealized gain on securities	(59,881)					(59,881)
Unrealized loss on derivatives designated as cash flow hedges	34,367					34,367
Net income	434,110				434,110
Other comprehensive income (loss)	169,364					169,364
Equity (deficit), ending at Dec. 31, 2012	1,073,060	61,583	1,725	1,710,083	(771,095)	70,764
Common stock, shares - ending at Dec. 31, 2012	172,525,645		172,525,645
Preferred stock, shares outstanding at Dec. 31, 2012	2,463,321	2,463,321
Dividends declared	(168,761)				(168,761)
Issuance of common stock	1,262,493		1,790	1,260,703
Issuance of common stock, shares	178,927,850		178,927,850
Deconsolidation of CDO:
Noncontrolling interest recorded upon restructuring of media business	60,351						60,351
Spin-off of New Residential	(1,203,983)				(1,159,470)	(44,513)
Net income	152,341				151,413		928
Other comprehensive income (loss)	50,623					50,623
Equity (deficit), ending at Dec. 31, 2013	$ 1,226,124	$ 61,583	$ 3,515	$ 2,970,786	$ (1,947,913)	$ 76,874	$ 61,279
Common stock, shares - ending at Dec. 31, 2013	351,453,495		351,453,495
Preferred stock, shares outstanding at Dec. 31, 2013	2,463,321	2,463,321